Inventories (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	₨ 1,941,923		₨ 2,407,203
Inventories	₨ 1,941,923	$ 23,620	₨ 2,407,203